SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Disclosure of Cash Flow Information
Supplemental Disclosure of Cash Flow Information:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Cash paid (received) during the year for:
Interest	$107,360	$51,666	$54,027
Income tax payments	69,103	70,762	63,521
Income tax refunds	(23,877)	(5,619)	(10,477)